Tax - Net deferred tax asset (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of net deferred tax asset
At 1 January	£ (958)	£ (1,157)
Implementation of IFRS 9 on 1 January 2018		16
Implementation of IFRS 16 on 1 January 2019	(60)
Acquisitions and disposals of subsidiaries	16
(Credit)/charge to income statement	(119)	308
(Credit)/charge to other comprehensive income	372	(84)
Currency translation and other adjustments	4	(41)
At 31 December	(745)	(958)
Pension
Reconciliation of net deferred tax asset
At 1 January	(528)	(393)
Acquisitions and disposals of subsidiaries	(1)
(Credit)/charge to income statement	28	(40)
(Credit)/charge to other comprehensive income	362	(95)
At 31 December	(139)	(528)
Accelerated capital allowances
Reconciliation of net deferred tax asset
At 1 January	220	192
Acquisitions and disposals of subsidiaries	(1)
(Credit)/charge to income statement	(43)	22
(Credit)/charge to other comprehensive income		1
Currency translation and other adjustments	(4)	5
At 31 December	172	220
Expense provisions
Reconciliation of net deferred tax asset
At 1 January	(159)	(266)
(Credit)/charge to income statement	41	121
Currency translation and other adjustments		(14)
At 31 December	(118)	(159)
Financial instruments
Reconciliation of net deferred tax asset
At 1 January	349	198
Implementation of IFRS 9 on 1 January 2018		16
Acquisitions and disposals of subsidiaries	18
(Credit)/charge to income statement	(81)	154
(Credit)/charge to other comprehensive income	30	(23)
Currency translation and other adjustments	(1)	4
At 31 December	315	349
Tax losses carried forward
Reconciliation of net deferred tax asset
At 1 January	(936)	(939)
(Credit)/charge to income statement	(28)	5
Currency translation and other adjustments	13	(2)
At 31 December	(951)	(936)
Other
Reconciliation of net deferred tax asset
At 1 January	96	51
Implementation of IFRS 16 on 1 January 2019	(60)
(Credit)/charge to income statement	(36)	46
(Credit)/charge to other comprehensive income	(20)	33
Currency translation and other adjustments	(4)	(34)
At 31 December	£ (24)	£ 96